UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       09/30/2001
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  1580 Lincoln, Suite 1100 Denver, CO 80203
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
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Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO             11/08/2001
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[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
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     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
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Form 13F Information Table Entry Total: 81
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Form 13F Information Table Value Total: $  64,496
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                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

          28-

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          [Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
Bristol-Myers Squibb           COMMON STOCK     110122108      5,243,823       94,381       SOLE          N/A        SOLE
General Electric               COMMON STOCK     369604103      3,715,820       99,888       SOLE          N/A        SOLE
Federal Natl Mtg Assoc         COMMON STOCK     313586109      2,577,131       32,190       SOLE          N/A        SOLE
Anadarko Petroleum             COMMON STOCK     32511107       2,315,869       48,167       SOLE          N/A        SOLE
Exxon Mobil Corporation        COMMON STOCK     91927806       2,277,084       57,794       SOLE          N/A        SOLE
Pfizer Incorporated            COMMON STOCK     717081103      1,902,384       47,641       SOLE          N/A        SOLE
Home Depot                     COMMON STOCK     437076102      1,751,588       45,850       SOLE          N/A        SOLE
Wal Mart Stores Inc.           COMMON STOCK     339370207      1,750,172       35,357       SOLE          N/A        SOLE
Philip Morris Companies        COMMON STOCK     718154107      1,699,663       35,197       SOLE          N/A        SOLE
Sabine Royalty Trust           COMMON STOCK     785688102      1,649,236       80,060       SOLE          N/A        SOLE
Cardinal Health                COMMON STOCK     14149Y108      1,553,837       21,012       SOLE          N/A        SOLE
MBNA Corporation               COMMON STOCK     55262400000    1,521,558       50,233       SOLE          N/A        SOLE
Safeway Inc New                COMMON STOCK     786514208      1,370,737       34,510       SOLE          N/A        SOLE
Elan Corp Plc Spon Adr         COMMON STOCK     284131208      1,296,522       26,760       SOLE          N/A        SOLE
American Intl Group Inc.       COMMON STOCK     26874107       1,164,462       14,929       SOLE          N/A        SOLE
Healthcare Realty Trust        COMMON STOCK     421946104      1,144,224       44,872       SOLE          N/A        SOLE
Citigroup Inc.                 COMMON STOCK     172967101      1,140,926       28,171       SOLE          N/A        SOLE
Microsoft Corporation          COMMON STOCK     594918104      1,057,479       20,666       SOLE          N/A        SOLE
U S Bancorp Del                COMMON STOCK                    1,007,358       45,417       SOLE          N/A        SOLE
Wells Fargo                    COMMON STOCK     949746101        960,565       21,610       SOLE          N/A        SOLE
Tyco International LTD         COMMON STOCK     902124106        943,443       20,735       SOLE          N/A        SOLE
Alliance Capital Mgmt LP       COMMON STOCK     18548107         933,880       20,435       SOLE          N/A        SOLE
AOL Time Warner Inc            COMMON STOCK     02364J104        924,318       27,925       SOLE          N/A        SOLE
Apartment Invt & Mgmt A        COMMON STOCK     03748R101        914,750       20,211       SOLE          N/A        SOLE
BP PLC                         COMMON STOCK     55622104         884,027       17,979       SOLE          N/A        SOLE
Household International        COMMON STOCK     441815107        881,219       15,630       SOLE          N/A        SOLE
Medtronic Inc.                 COMMON STOCK     585055106        869,391       19,986       SOLE          N/A        SOLE
Pepsico Inc.                   COMMON STOCK     997134101        858,450       17,700       SOLE          N/A        SOLE
Duke Energy                    COMMON STOCK     264399106        849,392       22,441       SOLE          N/A        SOLE
AmeriGas Partners LP           COMMON STOCK     30975106         821,164       35,765       SOLE          N/A        SOLE
Clear Channel Comm Inc         COMMON STOCK     184502102        771,945       19,420       SOLE          N/A        SOLE
IBM                            COMMON STOCK     459200101        763,294        8,322       SOLE          N/A        SOLE
Johnson & Johnson              COMMON STOCK     478160104        749,562       13,530       SOLE          N/A        SOLE
Vodafone Airtouch ADR          COMMON STOCK     92857T107        734,013       33,425       SOLE          N/A        SOLE
Abbott Laboratories            COMMON STOCK     2824100          712,938       13,750       SOLE          N/A        SOLE
Verizon Communications         COMMON STOCK                      691,147       12,773       SOLE          N/A        SOLE
Cisco Systems                  COMMON STOCK     17275R102        683,992       56,257       SOLE          N/A        SOLE
Enron Corporation              COMMON STOCK     293561106        637,808       23,423       SOLE          N/A        SOLE
Liberty Media New Ser A        COMMON STOCK                      598,297       47,110       SOLE          N/A        SOLE
Intel Corporation              COMMON STOCK     458140100        581,395       28,444       SOLE          N/A        SOLE
Pharmacia Corp                 COMMON STOCK     61166W101        531,336       13,100       SOLE          N/A        SOLE
Merck & Co.                    COMMON STOCK     58933107         509,490        7,650       SOLE          N/A        SOLE
Target Corp                    COMMON STOCK     872540109        502,444       15,825       SOLE          N/A        SOLE
Minnesota Mining and Mfg.      COMMON STOCK     604059105        496,625        5,047       SOLE          N/A        SOLE
Emerson Electric Company       COMMON STOCK     291011104        462,600        9,830       SOLE          N/A        SOLE
Sysco Corp.                    COMMON STOCK     871829107        460,103       18,015       SOLE          N/A        SOLE
Nokia Corp                     COMMON STOCK     654902204        415,664       26,560       SOLE          N/A        SOLE
Dell Computer Corp             COMMON STOCK     247025109        403,861       21,795       SOLE          N/A        SOLE
San Juan Basin Royal Tr        COMMON STOCK     798241105        402,170       38,970       SOLE          N/A        SOLE
Concord E F S Inc.             COMMON STOCK     206197105        367,125        7,500       SOLE          N/A        SOLE
Amgen, Inc.                    COMMON STOCK     31162100         355,676        6,052       SOLE          N/A        SOLE
Caterpillar Inc.               COMMON STOCK     149123101        354,189        7,906       SOLE          N/A        SOLE
Coca-Cola Co.                  COMMON STOCK     191216100        352,921        7,533       SOLE          N/A        SOLE
Sara Lee Corp                  COMMON STOCK     803111103        352,132       16,532       SOLE          N/A        SOLE
Alcoa Inc.                     COMMON STOCK     13817101         339,249       10,940       SOLE          N/A        SOLE
Omnicom Group Inc              COMMON STOCK     681919106        314,116        4,840       SOLE          N/A        SOLE
United Technologies            COMMON STOCK     913017109        297,600        6,400       SOLE          N/A        SOLE
Procter & Gamble               COMMON STOCK     742718109        291,378        4,003       SOLE          N/A        SOLE
Oracle Corp.                   COMMON STOCK     68389X105        290,598       23,100       SOLE          N/A        SOLE
Walgreen Company               COMMON STOCK     931422109        286,458        8,320       SOLE          N/A        SOLE
Hewlett Packard Company        COMMON STOCK                      278,047       17,270       SOLE          N/A        SOLE
SBC Communications Inc.        COMMON STOCK     78387G103        275,181        5,840       SOLE          N/A        SOLE
Zimmer Holdings Inc            COMMON STOCK                      261,877        9,437       SOLE          N/A        SOLE
Sherwin Williams               COMMON STOCK                      251,042       11,298       SOLE          N/A        SOLE
Xcel Energy Inc                COMMON STOCK                      250,282        8,891       SOLE          N/A        SOLE
Walt Disney                    COMMON STOCK     254687106        236,642       12,709       SOLE          N/A        SOLE
Schlumberger Ltd.              COMMON STOCK     80685718001      229,140        5,014       SOLE          N/A        SOLE
Anheuser Busch Cos. Inc.       COMMON STOCK     35229103         228,246        5,450       SOLE          N/A        SOLE
EOG Resources                  COMMON STOCK     293562104        221,025        7,640       SOLE          N/A        SOLE
AT&T Corporation               COMMON STOCK     1957109          220,387       11,419       SOLE          N/A        SOLE
BellSouth Corporation          COMMON STOCK     79860102         210,742        5,072       SOLE          N/A        SOLE
American Express Company       COMMON STOCK     25816109         203,420        7,000       SOLE          N/A        SOLE
WorldCom Group                 COMMON STOCK     98157D106        198,708       13,212       SOLE          N/A        SOLE
Qwest Communications           COMMON STOCK     337941603        187,691       11,239       SOLE          N/A        SOLE
EMC Corp Mass                  COMMON STOCK     268648102        176,133       14,990       SOLE          N/A        SOLE
Liberty Media Group Cl B       COMMON STOCK                      171,741       12,052       SOLE          N/A        SOLE
Ensco International Inc.       COMMON STOCK     26874Q100        167,399       11,450       SOLE          N/A        SOLE
Mail-Well Inc (Colorado)       COMMON STOCK     560321200         37,000       10,000       SOLE          N/A        SOLE
Imaginon Inc                   COMMON STOCK                          560       10,000       SOLE          N/A        SOLE
Ben Ezra Weinstein New         COMMON STOCK                           50       50,000       SOLE          N/A        SOLE
Pacer Energy                   COMMON STOCK                            0       35,000       SOLE          N/A        SOLE